INVESTMENT IN ASSOCIATED COMPANIES (Summarized Financial Statement Information of Equity Method Investees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 298,059	$ 296,982
Total assets	3,731,389	3,861,330
Current liabilities	969,195	1,056,611
Total liabilities	2,691,992	2,770,099
Loans and long term receivables from related parties including associates	45,000	45,000
Statement of operations information [Abstract]
Operating revenues	752,286	670,393	$ 513,396
Interest income – related parties, long term loans to associated companies	4,563	4,563	6,921
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	$ 2,900	$ 2,900	$ 2,200
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (percent)	49.90%	49.90%	49.90%
Current assets	$ 16,371	$ 15,186
Non-current assets	220,816	234,572
Total assets	237,187	249,758
Current liabilities	15,173	14,267
Non-current liabilities	205,541	218,944
Total liabilities	220,714	233,211
Total stockholders' equity	16,473	16,547
Loans and long term receivables from related parties including associates	45,000	45,000
Statement of operations information [Abstract]
Operating revenues	18,358	19,269	$ 20,115
Net operating revenues	18,339	19,248	20,094
Net income	2,848	2,833	3,267
Interest income – related parties, long term loans to associated companies	$ 4,600	$ 4,600	4,600
SFL Hercules Ltd
Statement of operations information [Abstract]
Operating revenues			13,753
Net operating revenues			6,558
Net income			927
Interest income – related parties, long term loans to associated companies			2,400
River Box Aad SFL Hurcules
Statement of operations information [Abstract]
Operating revenues			33,868
Net operating revenues			26,652
Net income			$ 4,194